COMPREHENSIVE INCOME Reclassification Out of Accumulated Other Comprehensive Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Provision for income taxes	$ 81,120	$ 52,150	$ 8,920
Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	(8,767)	(5,750)	3,571
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(2,650)	(5,391)	(1,818)
Provision for income taxes	823	1,603	540
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	124	141	138
Other Comprehensive Income (Loss) adjustment from AOCI,Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(2,774)	(5,532)	(1,956)
Net Income (Loss) Available to Common Stockholders, Basic	(1,827)	(3,788)	(1,278)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(10,687)	(2,932)	5,333
Provision for income taxes	3,747	970	(484)
Foreign Exchange Forward [Member] | Cost of Sales | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Cash Flow Hedging | Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Effective Portion Reclassified from AOCI into Income	(6,362)	1,184	8,029
Foreign Exchange Forward [Member] | Selling, General And Administrative Expense | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Cash Flow Hedging | Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Effective Portion Reclassified from AOCI into Income	(95)	(147)	779
Commodity Contract [Member] | Cost of Sales | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Cash Flow Hedging | Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Effective Portion Reclassified from AOCI into Income	(526)	(288)	136
Interest Rate Contract | Interest Rate Contract | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Cash Flow Hedging | Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Effective Portion Reclassified from AOCI into Income	(3,704)	(3,681)	(3,611)
Interest Rate Swap | Interest Rate Contract | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Cash Flow Hedging | Reclassification out of Accumulated Other Comprehensive Income [Domain]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Effective Portion Reclassified from AOCI into Income	$ (6,940)	$ (1,962)	$ 4,849